Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Summary of Inventories

	2021	2020
Finished products	Ps. 4,371	Ps. 3,694
Raw materials	4,371	3,224
Non strategic spare parts	865	934
Inventories in transit	1,620	1,284
Packing materials	419	271
Other	314	320
	Ps. 11,960	Ps. 9,727

Summary of Changes in Inventories
For the years ended as of December 31, 2021, 2020 and 2019, changes in inventories are comprised of the following and included in the consolidated income statement under the cost of goods sold caption:

	2021	2020	2019
Finished goods and work in progress	Ps. 23,654	Ps. 23,901	Ps. 24,676
Raw materials and consumables used	79,425	76,002	79,520
Total	Ps. 103,079	Ps. 99,903	Ps. 104,196